Office and Equipment (Details) - Schedule of Office and Equipment - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Cost
Balance, Cost Beginning	$ 212,802	$ 126,833
Acquisition (Note 4)		42,184
Additions	29,211	43,785
Balance, Cost Ending	242,013	212,802
Accumulated depreciation
Balance, Depreciation, Beginning	54,502	21,667
Depreciation expense	40,332	32,835
Balance, Depreciation, Ending	94,834	54,502
Net book value
Balance, Net book value, Beginning	158,300
Balance, Net book value, Ending	147,179	158,300
Mining Equipment [Member]
Cost
Balance, Cost Beginning	117,502	117,502
Acquisition (Note 4)
Additions	4,666
Balance, Cost Ending	122,168	117,502
Accumulated depreciation
Balance, Depreciation, Beginning	37,533	14,033
Depreciation expense	24,200	23,500
Balance, Depreciation, Ending	61,733	37,533
Net book value
Balance, Net book value, Beginning	79,969
Balance, Net book value, Ending	60,435	79,969
Computer Equipment and Software [Member]
Cost
Balance, Cost Beginning	9,331	9,331
Acquisition (Note 4)
Additions
Balance, Cost Ending	9,331	9,331
Accumulated depreciation
Balance, Depreciation, Beginning	9,331	7,634
Depreciation expense		1,697
Balance, Depreciation, Ending	9,331	9,331
Net book value
Balance, Net book value, Beginning
Balance, Net book value, Ending
Office Equipment [Member]
Cost
Balance, Cost Beginning	7,282
Acquisition (Note 4)
Additions		7,282
Balance, Cost Ending	7,282	7,282
Accumulated depreciation
Balance, Depreciation, Beginning	1,618
Depreciation expense	2,427	1,618
Balance, Depreciation, Ending	4,045	1,618
Net book value
Balance, Net book value, Beginning	5,664
Balance, Net book value, Ending	3,237	5,664
Vehicles [Member]
Cost
Balance, Cost Beginning	78,687
Acquisition (Note 4)		42,184
Additions	24,545	36,503
Balance, Cost Ending	103,232	78,687
Accumulated depreciation
Balance, Depreciation, Beginning	6,020
Depreciation expense	13,705	6,020
Balance, Depreciation, Ending	19,725	6,020
Net book value
Balance, Net book value, Beginning	72,667
Balance, Net book value, Ending	$ 83,507	$ 72,667